FAIR VALUE MEASUREMENT (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financial instrument measured on a basis other than fair value [Abstract]
Fair value at the end of the period	$ (9,083)	$ (9,507)
SeniorNotes And Convertible Senior Debentures [Member]
Financial instrument measured on a basis other than fair value [Abstract]
Fair value at the end of the period	(1,778)	(1,731)
Senior Note Issues [Member]
Financial instrument measured on a basis other than fair value [Abstract]
Fair value at the end of the period	$ (7,305)	$ (7,776)